DREYFUS TREASURY CASH MANAGEMENT
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance of Dreyfus Treasury Cash Management for the six-month fiscal period ended January 31, 1997, as shown in the following table:

                                                                                                   Annualized
                                                      Annualized Yield                         Effective Yield*
                                                      _________________                      ___________________
            Institutional Shares                           5.14%                                    5.26%
            Investor Shares                                4.90%                                    5.01%
            Administrative Shares **                       5.07%                                    5.19%
            Participant Shares **                          4.77%                                    4.88%

    Please note that the fiscal year-end for the Fund has been changed to the last day of January from the last day of July.
Accordingly, the Fund completed a shortened, six-month fiscal year on January 31, 1997. Please understand that this change does not have any detrimental effect on the Fund or on shareholders.
ECONOMIC REVIEW
    The release of a 4.7% estimate for the fourth quarter's real Gross Domestic Product ("GDP") growth has restored an above-trend growth trajectory to the U.S. economy. Hence, the much anticipated slowdown to a benign 2% path is no longer a valid viewpoint. This has left the Federal Reserve Open Market Committee (the "Fed") with the policy decision of whether to act on its GDP growth yardstick, or pursue a wait-and-see option with regard to inflation. The economy is embarking on its seventh expansion year with good momentum.
    Real GDP grew at an annualized 3.3% rate in the first half of 1996 and 3.4% in the second half. Key forces to sustain growth include steady income growth that supports consumer spending, reviving economic growth abroad to help exports (despite some offset from a higher dollar) and a lean inventory situation that should keep manufacturing buoyant. However, capital goods orders have slowed recently. Excess capacity still exists in some sectors, while the higher dollar can especially hurt import-competing industries. The stronger dollar additionally may hurt profits related to foreign sales, although overall corporate profits should sustain steady growth.
    While the Fed has held a bias favoring tighter policy since mid-1996, it has so far delayed tightening. A slow economy in the summer months and, more recently, the surging dollar have curbed inflation fears, giving ample reason to leave policy unchanged. Indeed, accelerating wage inflation and high oil prices have been accompanied by lower general price inflation in recent months. However, while a rising dollar typically depresses prices in the traded goods sector, the attendant boost to purchasing power risks higher inflation pressures elsewhere.
MARKET OVERVIEW
    The money market during the past year was characterized by considerable volatility. However, by the end of this Fund's fiscal year, short-term rates were actually little changed from when the year began.
    Throughout the period, inflation and what, if anything, the Fed might do about it, continued to be the major concern. Early in the year, rates generally rose, especially after strong employment reports in late spring and early summer convinced the market that the Fed would need to tighten money rates in order to prevent a recurrence of inflation. By late summer, however, it became clear that inflation was not an immediate threat. The Fed acknowledged as much by taking no preemptive action. Furthermore, the economy was a constructive influence, providing continued yet moderate growth without exerting undue upward pressure on wage levels or general price indicators. Thus, in the latter part of the year, interest rates simmered down, though not without short-lived inflation scares.

    As the time approached for the February 1997 meeting of the rate-setting Fed, the market was nervous but essentially neutral, as rates edged slightly lower. The most significant recent development has been a flattening of the yield curve, with rates on the 30-year Treasury bond narrowing the gap with short-term Treasury yields. As it turned out, the Fed in early February left rates undisturbed. There has been no rate change by the Fed since January 1996, when there was a modest cut in the Federal Funds rate of 25 basis points.
    In recent days, a new factor has entered the picture _ the decision by the U.S. and the Group of Seven major industrial nations not to try to push the U.S. dollar's valuation any higher. Eventually, this change in strategy could affect the U.S. money market. The initial reaction in the markets, however, was to take it in stride.
    Some tightening of rates by the Fed is to be expected in coming months, if the U.S. economy continues to exhibit strong growth. The rising dollar has so far acted as a restraint on inflation. It remains to be seen what the effect of the new dollar strategy will be on the market.
PORTFOLIO FOCUS
    Our maturity structure has been geared to deal with changeable eventualities while seeking superior yields. At times this has resulted in an average maturity longer than the industry average. We intend to continue this approach until events in the marketplace dictate a change.
    It is a pleasure and a privilege to serve your investment needs.
                              Sincerely,

                          [ Patricia A. Larkin signature logo]

                              Patricia A. Larkin
                              Senior Portfolio Manager
February 18, 1997
New York, N.Y.

* Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.
**Since inception on November 21, 1996.

DREYFUS TREASURY CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                          JANUARY 31, 1997
                                                                          Annualized
                                                                           Yield on
                                                                            Date of          Principal
U.S. Treasury Bills_24.9%                                                  Purchase            Amount               Value
                                                                         ____________       _____________      ______________
    2/6/97.....................................................              5.36%         $  49,000,000         $  48,964,475
    2/20/97....................................................              5.23             25,000,000            24,932,708
    3/6/97.....................................................              5.41            225,000,000           223,941,021
    4/3/97.....................................................              5.50             50,000,000            49,557,326
    4/24/97....................................................              5.26             50,000,000            49,416,889
    5/29/97....................................................              5.60             50,000,000            49,138,750
    7/24/97....................................................              5.55             50,000,000            48,733,736
    8/21/97....................................................              5.59             50,000,000            48,523,208
    9/18/97....................................................              5.83             25,000,000            24,124,552
    11/13/97...................................................              5.45             50,000,000            47,956,511
    1/8/98.....................................................              5.58            135,000,000           128,249,385
                                                                                                              ________________
TOTAL U.S. TREASURY BILLS
    (cost $743,538,561)........................................                                                $  743,538,561
                                                                                                              ================
U.S. Treasury Notes_33.9%
    4.75%, 2/15/97.............................................              5.08%          $350,000,000       $   349,800,780
    6.75%, 2/28/97.............................................              5.57             50,000,000            50,041,189
    6.88%, 2/28/97.............................................              5.17            358,052,000           358,464,937
    6.50%, 4/30/97.............................................              5.18            100,000,000           100,246,710
    6.50%, 5/15/97.............................................              5.24             50,000,000            50,163,215
    5.63%, 6/30/97.............................................              5.10             25,000,000            25,028,839
    5.75%, 9/30/97.............................................              5.35             50,000,000            50,096,931
    7.38%, 11/15/97............................................              5.42             25,000,000            25,360,241
                                                                                                              ________________
TOTAL U.S. TREASURY NOTES
    (cost $1,009,202,842)......................................                                                $1,009,202,842
                                                                                                              ================
Repurchase Agreements_40.4%
Barclays De Zoete Wedd Securities, Inc.
    dated 1/31/97, due 2/3/97 in the amount of $140,062,417
    (fully collateralized by $81,240,000 U.S. Treasury Bills,
    due 4/10/97 and $107,203,000 U.S. Treasury Notes 8.75%,
    due 10/15/97, value $141,968,483)..........................              5.36%          $190,000,000       $   190,000,000
CIBC Woody Gundy Security Corp.
    dated 1/31/97, due 2/3/97 in the amount of $200,092,500
    (fully collateralized by $197,695,000 U.S. Treasury Notes,
    5.625%-8.50%, due from 5/15/97 to 8/31/97, value $202,372,853)            5.55           200,000,000           200,000,000
Goldman, Sachs & Co.
    dated 1/31/97, due 2/3/97 in the amount of $32,847,681
    (fully collateralized by $35,290,000 U.S. Treasury Bills,
    due 1/8/98, value $33,536,616).............................              5.00             32,834,000           32,834,000
Morgan Stanley & Co. Inc.
    dated 1/31/97, due 2/3/97 in the amount of $130,059,908
    (fully collateralized by $125,770,000 U.S. Treasury Notes,
    4.75%-8.625%, due from 2/15/97 to 8/15/97,
    value $131,891,728)........................................              5.53            130,000,000          130,000,000

Dreyfus Treasury Cash Management
Statement of Investments (continued)                                             January 31, 1997

                                                                            Annualized
                                                                             Yield on
                                                                             Date of           Principal
Repurchase Agreements (continued)                                            Purchase           Amount              Value
                                                                           __________         _________         ____________
SBC Capital Corp.
    dated 1/31/97, due 2/3/97 in the amount of $300,138,250
    (fully collateralized by $317,925,000 U.S. Treasury Bills,
    due 10/16/97, value $306,168,134)..........................              5.53%          $300,000,000       $  300,000,000
UBS Securities Inc.
    dated 1/31/97, due 2/3/97 in the amount of $350,161,875
    (fully collateralized by $345,292,000 U.S. Treasury Notes,
    6%-8.75%, due from 4/30/97 to 10/15/97,
    value $357,076,416)........................................              5.55            350,000,000          350,000,000
                                                                                                                  ____________
TOTAL REPURCHASE AGREEMENTS
    (cost $1,202,834,000)......................................                                                $1,202,834,000
                                                                                                              ================
TOTAL INVESTMENTS
    (cost $2,955,575,403).............................        99.2%                                            $2,955,575,403
                                                             ========                                         ================
CASH AND RECEIVABLES (NET)............................          .8%                                          $     23,418,882
                                                             ========                                         ================
NET ASSETS............................................       100.0%                                           $2,978,994,285
                                                             ========                                         ================



SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS TREASURY CASH MANAGEMENT
STATEMENT OF ASSETS AND LIABILITIES                                                             JANUARY 31, 1997
                                                                                             Cost                  Value
                                                                                          ___________           ___________
ASSETS:                          Investments in securities_See Statement of Invesments
                                 ... (including Repurchase Agreements of
                                 .....$1,202,834,000)_Note 1(b)                           $2,955,575,403       $2,955,575,403
                                 Cash.......................................                                          382,019
                                 Interest receivable........................                                       23,587,618
                                                                                                              ________________
                                                                                                                 2,979,545,040
                                                                                                              ________________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                       518,845
                                 Due to Distributor.........................                                         31,910
                                                                                                              ________________
                                                                                                                     550,755
                                                                                                              ________________
NET ASSETS..................................................................                                   $2,978,994,285
                                                                                                             =================
REPRESENTED BY:                  Paid-in capital............................                                   $2,979,336,854
                                 Accumulated net realized gain (loss) on investments                                (342,569)
                                                                                                              ________________
NET ASSETS..................................................................                                   $2,978,994,285
                                                                                                             =================

                                                      NET ASSET VALUE PER SHARE
                                                     ___________________________
                                                    Institutional     Administrative      Investor         Participant
                                                        Shares           Shares           Shares              Shares
                                                     ___________      ___________      ____________       ______________
Net Assets.............................             $2,648,579,289       $ 100         $330,414,796           $ 100
Shares Outstanding...................               2,648,906,062          100          330,430,592             100
NET ASSET VALUE PER SHARE..................                 $1.00        $1.00                 $1.00          $1.00
                                                          =======      =========             ========         =======

STATEMENT OF OPERATIONS
                                                                                    Six Months Ended            Year Ended
                                                                                    January 31, 1997*         July 31, 1996
                                                                                    _________________        _______________
INVESTMENT INCOME
INCOME                                 Interest Income...................             $  79,681,124           $145,155,733
                                                                                    _________________        _______________
EXPENSES:                              Management fee_Note 2(a)..........            $    2,984,786         $    5,232,465
                                       Distribution fees_Note 2(b).......                   397,388                354,981
                                                                                    _________________        _______________
                                           Total Expenses................                 3,382,174              5,587,446
                                                                                    _________________        _______________
INVESTMENT INCOME_NET....................................................                76,298,950            139,568,287
NET REALIZED GAIN (LOSS) ON INVESTMENTS_Note 1(b)........................                   (6,284)               (216,714)
                                                                                    _________________        _______________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................             $  76,292,666           $139,351,573
                                                                                    ===============        ===============
*  The Fund has changed its fiscal year end from July 31 to January 31.

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS TREASURY CASH MANAGEMENT
STATEMENT OF CHANGES IN NET ASSETS
                                                            Six Months Ended        Year Ended              Year Ended
                                                          January 31, 1997(1)      July 31, 1996           July 31, 1995
                                                          _________________       _______________         ______________
OPERATIONS:
    Investment income_net.............................  $      76,298,950         $   139,568,287         $   102,164,794
    Net realized gain (loss) on investments...........             (6,284)              (216,714)                 (111,052)
                                                          _________________       _______________         ________________
          Net Increase (Decrease) in Net Assets Resulting
            from Operations...........................         76,292,666             139,351,573              102,053,742
                                                          _________________       _______________         ________________
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income_net:
      Institutional Shares (2)........................        (68,531,282)          (132,403,710)             (100,104,947)
      Investor Shares (2).............................         (7,767,668)            (7,164,577)               (2,059,847)
                                                          _________________       _______________         ________________
          Total Dividends.............................        (76,298,950)          (139,568,287)             (102,164,794)
                                                          _________________       _______________         ________________
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Institutional Shares (2)........................     16,841,898,156          33,657,047,115           16,731,857,418
      Administrative Shares (3).......................                100               _____                    _____
      Investor Shares (2).............................      2,088,122,868           1,917,234,205              197,651,509
      Participant Shares (3)..........................                100               _____                    _____
    Dividends reinvested:
      Institutional Shares (2)........................         21,624,909              39,639,158               23,045,530
      Investor Shares (2).............................          1,602,551               1,777,421                  904,432
    Cost of shares redeemed:
      Institutional Shares (2)........................    (16,634,767,532)        (33,227,757,264)         (16,786,271,189)
      Investor Shares (2).............................     (1,996,877,068)         (1,720,479,396)            (180,116,281)
                                                          _________________       _______________         ________________
          Increase (Decrease) in Net Assets from
            Beneficial Interest Transactions..........         321,604,084            667,461,239              (12,928,581)
                                                          _________________       _______________         ________________
            Total Increase (Decrease) in Net Assets...        321,597,800             667,244,525              (13,039,633)
NET ASSETS:
    Beginning of Period...............................      2,657,396,485           1,990,151,960            2,003,191,593
                                                          _________________       _______________         ________________
    End of Period..................................... $    2,978,994,285       $   2,657,396,485.......  $  1,990,151,960
                                                          ================      =================        ==================


(1)  The Fund has changed its fiscal year end from July 31 to January 31.
(2)  Effective November 20, 1996, Class A shares were redesignated as
Institutional Shares and Class B shares were redesignated as Investor Shares.
(3)  From November 21, 1996 (commencement of initial offering) to
January 31, 1997.


SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS TREASURY CASH MANAGEMENT
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                     Institutional Shares
                                           ____________________________________________________________________________________
                                              Six Months Ended                        Year Ended July 31,
                                                                    ___________________________________________________________
PER SHARE DATA:                            January 31, 1997(1,2)     1996          1995         1994           1993       1992
                                           ____________________     _______       _______     _______       ________    ________
    Net asset value, beginning of period..          $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00      $ 1.00
                                                    _______         _______      _______       _______       ________    ________
    Investment Operations:
    Investment income_net.................            .026           .054          .052          .032          .031         .045
                                                    _______         _______      _______       _______       ________    ________
    Distributions:
    Dividends from investment income_net..           (.026)         (.054)        (.052)        (.032)        (.031)       (.045)
                                                    _______         _______      _______       _______       ________    ________
    Net asset value, end of period.......           $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                    ======         =======     ========      ========      =========    ========
TOTAL INVESTMENT RETURN...................        5.20%(3)          5.51%         5.34%         3.27%         3.14%        4.62%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets        .20%(3)           .20%          .20%          .20%          .20%         .20%
    Ratio of net investment income
      to average net assets...............        5.14%(3)          5.35%         5.22%         3.18%         3.12%        4.45%
    Decrease reflected in above expense ratios
      due to undertakings by the Manager..            _            _             _               .01%          .04%         .05%
    Net Assets, end of period (000's Omitted)   $2,648,579    $ 2,419,830    $1,951,105    $1,982,582    $2,406,604    4,103,056
(1)    Effective November 20, 1996, Class A shares were redesignated as Institutional Shares.
(2)    The Fund has changed its fiscal year end from July 31
to January 31.
(3)    Annualized.



SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS TREASURY CASH MANAGEMENT
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.




                                   Administrative Shares              Investor Shares                        Participant Shares
                                  ______________________  _________________________________________________  __________________
                                       Period Ended       Six Months Ended                                    Period Ended
                                        January 31,          January 31,           Year Ended July 31,         January 31,
                                                                             ______________________________
PER SHARE DATA:                          1997(1)             1997(2,3)       1996       1995       1994(4)       1997(1)
                                         _______             _________       ____       ____       ____          _______
    Net asset value,
      beginning of period.               $  1.00               $  1.00     $  1.00     $  1.00     $  1.00        $  1.00
                                          ______                ______     ______      ______     ______           ______
    Investment Operations:
    Investment income_net........           .010                  .025       .051         .050        .018           .009
                                            ______                ______    ______       ______      ______       _________
    Distributions:
    Dividends from investment income_net   (.010)                (.025)     (.051)      (.050)      (.018)          (.009)
                                            ______                ______    ______       ______      ______       _________
    Net asset value, end of period        $ 1.00                $ 1.00      $ 1.00      $ 1.00      $ 1.00         $ 1.00
                                            ______                ______    ______       ______      ______       _________
TOTAL INVESTMENT RETURN.......          5.07%(5)              4.96%(5)       5.25%       5.08%    3.22%(5)       4.77%(5)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average
       net assets                        .30%(5)               .45%(5)        .45%        .45%     .45%(5)         .60%(5
)
    Ratio of net investment income
      to average net assets......        4.25%(5)             4.89%(5)       5.05%       5.24%    3.33%(5)       4.20%(5)
    Net Assets, end of period
      (000's Omitted)......                 _                 $330,415    $237,566     $39,047     $20,610           _
(1)    From November 21, 1996 (commencement of initial offering) to
January 31, 1997.
(2)    Effective November 20, 1996, Class B shares were redesignated as Investor Shares.
(3)    The Fund has changed its fiscal year end from July 31 to January 31.
(4)    From January 10, 1994 (commencement of initial offering)
to July 31, 1994.
(5)    Annualized.



SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS TREASURY CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS
NOTE 1_Significant Accounting Policies:
    Dreyfus Treasury Cash Management (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold without a sales load. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. Effective November 20, 1996, Class A shares were redesignated as Institutional Shares and Class B shares were redesignated as Investor Shares. Administrative Shares, Investor Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    The Fund has changed its fiscal year end from July 31 to January 31.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Dreyfus Treasury Cash Management
NOTES TO FINANCIAL STATEMENTS  (continued)
    The Fund has an unused capital loss carryover of approximately $342,600 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1997. If not applied, $22,500 of the carryover expires in fiscal 2003, $184,800 expires in fiscal 2004 and $135,300 expires in fiscal 2005.
    At January 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2_Management Fee and Other Transactions With Affiliates:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and is payable monthly.
    Unless the Manager gives the Fund's investors 90 days notice to the contrary, the Manager, and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and with prior written consent of the necessary state securities commissions, extraordinary expenses) other than the following expenses, which will be borne by the Fund: the management fee, and with respect to the Fund's Administrative Shares, Investor Shares and Participant Shares, Rule 12b-1 Service Plan expenses.
    (B) Under the Fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Shares, Investor Shares and Participant Shares, the Fund (a) reimburses the Distributor for distributing such classes of shares and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively, "Dreyfus") for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10, .25 and .40 of 1% of the value of the average daily net assets of Administrative Shares, Investor Shares and Participant Shares, respectively. Both the Distributor and Dreyfus may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the Fund's Administrative Shares, Investor Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended January 31, 1997, the Rule 12b-1 service fee borne by the Fund with respect to its Investor Shares was $397,388. The amounts charged to the Fund with respect to Administrative Shares and Participant Shares for the period ended January 31, 1997 were immaterial.
    (C) Each trustee receives an annual fee of $3,000 and an attendance fee of $500 per meeting.


DREYFUS TREASURY CASH MANAGEMENT
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS TREASURY CASH MANAGEMENT
    We have audited the accompanying statement of assets and liabilities of Dreyfus Treasury Cash Management, including the statement of investments, as of January 31, 1997, and the related statement of operations for the six months ended January 31, 1997 and for the year ended July 31, 1996, the statement of changes in net assets for the six months ended January 31, 1997 and for each of the two years in the period ended July 31, 1996, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Treasury Cash Management at January 31, 1997, the results of its operations for the six months ended January 31, 1997 and for the year ended July 31, 1996, the changes in its net assets for the six months ended January 31, 1997 and for each of the two years in the period ended July 31, 1996, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                          [Ernst & Young LLP signature logo]

New York, New York
March 7, 1997
[Dreyfus lion "d" logo]
Registration Mark
DREYFUS TREASURY
CASH MANAGEMENT
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                521/673/568/598AR971
[Dreyfus logo]
Registration Mark

Treasury Cash
Management
Annual Report
January 31, 1997